LEASES (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average incremental borrowing rate	4.90%	5.63%	5.58%
Weighted average remaining life	2 years 3 months 10 days	2 years 3 months 25 days	2 years 10 months 6 days
Right of use asset	$ 838,050	$ 751,672	$ 1,407,956
Lease liabilities	$ 839,354	$ 753,375	$ 1,411,226